INVESTMENTS UNDER EQUITY METHOD (Tables)	12 Months Ended
Dec. 31, 2012
Investments in and Equity in Earnings (Losses) of Equity Method Investees

The Company’s investments in and equity in the earnings (losses) of its equity method investees is as follows for the years ended December 31, 2011 and 2012:

	The Investment Trust Plan (RMB)	Huainan Ninetowns (RMB)	Shouchuang Caifu Ninetowns (RMB)	Shouchuang Caifu Gengyin (RMB)	Shouchuang Huaxia Ninetowns Real Estate (RMB)	Beijing Juxin Fugao (RMB)	Total (RMB)	Total (US$)
Investment balance at January 1, 2011	—	—	—	—	—	—	—	—
Investment contributions	160,000	10,000	53,000	5,940	—	—	228,940	36,747
Equity earnings	1,475	164	—	—	—	—	1,639	263

Investment balance at December 31, 2011	161,475	10,164	53,000	5,940	—	—	230,579	37,010

Investment contributions	—	—	12,000	13,960	700	132	26,792	4,300
Equity losses	—	—	(254)	(66)	(401)	(88)	(809)	(129)
Termination of the Investment Trust Plan and Transfer of the underlying Real Estate to the Company (note 7)	(161,475)	(10,164)	—	—	—	—	(171,639)	(27,550)

Investment balance at December 31, 2012	—	—	64,746	19,834	299	44	84,923	13,631